Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
TradersAI Large Cap Equity & Cash ETF
Shareholder Report [Line Items]
Fund Name	TradersAI Large Cap Equity & Cash ETF
Class Name	TradersAI Large Cap Equity & Cash ETF
Trading Symbol	HFSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TradersAI Large Cap Equity & Cash ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradersaietfs.com . You can also request this information by contacting us at 844-679-9559 or by writing to TradersAI Large Cap Equity & Cash ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	844-679-9559
Additional Information Website	www.tradersaietfs.com
Expenses [Text Block]

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TradersAI Large Cap Equity & Cash ETF	$ 56	1.25%¹
¹	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.25% [1]
Net Assets	$ 766,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 5,065
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 766
Number of Holdings	1
Total Advisory Fee Paid	5,065
Portfolio Turnover Rate	0%

Holdings [Text Block]	Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026)
Top Ten Holdings	(% of total net assets)
First American Government Obligations Fund - Class X	0.3%

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.